Commitment and Contingencies - Components of Lease Expense (Details) - Marketwise, LLC - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 3,267	$ 3,723	$ 3,312
Variable lease costs	49	176	392
Total lease costs	$ 3,316	$ 3,899	$ 3,704